Business Combination (Tables)	12 Months Ended
Dec. 31, 2019
Business Combination
Schedule of fair values of the identifiable assets and liabilities of the Partnership and its subsidiaries as at the Closing Date

Fair value recognized on acquisition
Property and equipment	1,938,737
Intangible assets	2,585,198
Right-of-use assets	1,778,337
Deferred tax assets	59,483
Other non-current assets	96,585
Inventories	57,910
Trade receivables	248,631
Amounts due from related parties	143
Prepayments and other current assets	264,223
Restricted cash	350
Cash and cash equivalents	387,162
Trade payables	(124,480)
Contract liabilities	(353,267)
Accrued expenses and other current liabilities	(756,815)
Amounts due to related parties	(2,193)
Tax payable	(20,584)
Interest-bearing bank borrowings	(394,333)
Lease liabilities	(1,778,336)
Deferred tax liabilities	(682,328)
Other non-current liabilities	(9,462)
Total identifiable net assets at fair value	3,294,961
Non-controlling interests	(237,237)

Goodwill on acquisition	6,056,253

Summary of total purchase consideration

	Notes	Value

Cash consideration		7,941,232
Issuance of NFH ordinary shares	(i)	1,036,842
Issuance of NFH Awards	(ii)	135,903
Total consideration
		9,113,977
(i)

NFH issued 14,657,361 ordinary shares as part of the purchase consideration. The fair value of these NFH ordinary shares was US$10.11 per share, which is the closing price of NFH ordinary shares on the Closing Date.

(ii)

3,998,314 NFH Awards were issued to replace the Partnership Awards (Note 22). The acquisition date fair value of the Partnership Awards attributed to pre-combination service was included in the purchase consideration. The acquisition date fair value of the Partnership Awards attributed to post-combination service, and the Incremental Compensation (Note 2.4) of RMB1,253 is recognized as post-combination remuneration expense in the Successor Period and thereafter.

Schedule of analysis of the cash flows in respect of the acquisition of a subsidiary

Cash consideration	(7,941,232)
Cash and bank balances acquired	387,162
Net outflow of cash and cash equivalents	(7,554,070)
Transaction costs of the acquisition
(229,057)

(7,783,127)